Cohen & Steers Global Infrastructure Fund, Inc.

280 Park Avenue

New York, NY 10017

May 5, 2021

VIA EDGARLINK

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Cohen & Steers Global Infrastructure Fund, Inc. (File Nos. 333-111981; 811-21488)

Ladies and Gentlemen:

On behalf of Cohen & Steers Global Infrastructure Fund, Inc. (the “Corporation”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that (a) the form of Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2021 being used in connection with the offering of shares of the Corporation do not differ from those contained in Post-Effective Amendment No. 34 to the Corporation’s Registration Statement, and (b) that Post-Effective Amendment No. 34 was filed electronically with the Securities and Exchange Commission (Accession No. 0001193125-21-144856) on April 30, 2021.

If you should have any questions or comments regarding the forgoing, please call the undersigned at (212) 796-9347.

Sincerely,

/s/ Dana A. DeVivo
Dana A. DeVivo
Secretary and Chief Legal Officer